INVESTMENT SECURITIES, RELATED PARY (Details Narrative) - Zander Therapeutics [Member] - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 29, 2018	Jun. 11, 2018	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Number Of Shares Issued For Property Dividend		470,588	470,588	470,588	470,588	470,588
Series M Preferred Stock [Member]
Number Of Shares Issued In Satisfaction Of Prepaid Rent And Accrued Interest	725,000		725,000	725,000	725,000	725,000
Shares Issued In Satisfaction Of Prepaid Rent And Accrued Interest Value	$ 13,124